ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

	December 31,
	2014	2015

Accounts receivable	$33,466,215	$16,485,674
Less: Allowance for doubtful accounts	(15,479,534)	(2,465,977)

	$17,986,681	$14,019,697

Movements in allowance for doubtful accounts

	December 31,
	2014	2015

Balance at beginning of the year	$9,510,186	$15,479,534
Foreign exchange adjustment	(37,459)	(839,955)
Allowance for doubtful accounts	6,006,807	2,993,675
Amounts written off as uncollectible	-	(15,167,277)

	$15,479,534	$2,465,977

Accounts receivable of $17.2 million and $13.8 million are pledged to secure the CCB Facilities granted by CCB (SZ) (as defined and detailed in Note 11) as at December 31, 2014 and 2015, respectively.

As at December 31, 2014 and 2015, the Group had billed accounts receivable of $26,962,525 and $8,298,616, respectively, and unbilled accounts receivable of $6,503,690 and $8,187,058, respectively. Unbilled accounts receivable represent amounts earned under advertising contracts in progress but not billable at December 31, 2014 and 2015. These amounts become billable according to contract term. The Group anticipates that substantially all of such unbilled amounts will be billed and collected within twelve months of the balance sheet date.